Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2021 USD ($)
Disclosure of Operating Segments [Line Items]
External revenues		$ 855,534,871		$ 839,707,160		$ 851,483,476
Total revenues		855,534,871	$ 41,564	839,707,160	[1]	851,483,476	[1]
Depreciation and amortization		162,626,866	7,901	162,682,398	[1]	157,518,787	[1]
Operating income (loss)		166,132,641		145,503,379		143,798,284
Interest income		3,834,827	186	5,062,036	[1]	6,284,672	[1]
Interest expense		36,025,312	1,750	38,661,485	[1]	37,910,954	[1]
Income tax		28,144,769	1,367	13,509,270	[1]	49,914,055	[1]
Equity interest in net income (loss) of associated companies		113,918		(287,006)		(17,609)
Net profit (loss) attributable to equity holders of the parent continues operations		70,712,449	3,435	29,859,980	[1]	57,886,001	[1]
Net profit (loss) attributable to equity holders of the parent discontinued operations		121,710,718	$ 5,913	16,992,625	[1]	9,844,889	[1]
Net profit (loss) attributable to equity holders of the parent		192,423,167		46,852,605		67,730,890
Assets by segment		1,689,649,849		1,625,048,227		1,531,933,657		$ 82,086
Plant, property and equipment, net		633,024,004		615,777,003		639,343,370
Revalued of assets		98,172,675		107,152,628
Goodwill		136,578,194		143,052,859		152,899,801		6,635
Trademarks, net		3,292,163		3,777,418		3,488,709
Licenses and rights, net		123,286,860		111,630,716		104,848,545
Investments in associated companies		3,052,481		1,829,760		2,474,193
Liabilities by segments		1,235,608,123		1,309,930,609		1,305,026,792		$ 60,029
Mexico [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		34,195,093		3,613,907		42,598,946
Telmex [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		4,594,450		(1,085,038)		(1,705,068)
Brazil [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		14,185,905		4,963,424		5,618,095
Southern Cone [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		415,994		1,456,062		(6,984)
Colombia [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		5,959,563		16,579,303		9,571,046
Andean [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		4,180,473		4,649,047		(2,604,646)
Central America [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		4,099,930		1,919,558		2,335,963
U.S.A [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		5,151,166		3,294,111		4,312,630
Assets by segment	[1]			35,083,285		30,775,893
Plant, property and equipment, net	[1]			1,761,595		1,405,755
Goodwill	[1]			3,362,899		3,220,105
Trademarks, net	[1]			269,325		369,950
Liabilities by segments	[1]			33,141,315		31,557,816
Caribbean [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		8,313,018		7,777,426		5,051,145
Europe [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		(10,383,143)		(13,307,820)		(7,285,126)
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues		225,219,719		214,578,600		226,164,231
Intersegment revenues		18,041,465		17,663,525		11,676,015
Total revenues		243,261,184		232,242,125		237,840,246
Depreciation and amortization		25,797,791		24,748,756		24,742,622
Operating income (loss)		77,783,972		70,851,525		67,694,409
Interest income		14,864,242		21,322,406		23,713,455
Interest expense		24,586,641		30,936,195		30,972,658
Income tax		25,002,390		4,905,863		30,000,511
Equity interest in net income (loss) of associated companies		85,648		(3,820)		(3,732)
Net profit (loss) attributable to equity holders of the parent		34,195,093		3,613,907		42,598,946
Assets by segment		999,502,407		947,396,510		915,233,048
Plant, property and equipment, net		50,420,866		52,117,395		54,589,459
Goodwill		26,965,618		26,949,185		27,396,393
Trademarks, net		90,673		126,823		46,476
Licenses and rights, net		11,081,972		12,017,318		11,087,882
Investments in associated companies		4,725,279		51,645		3,562,323
Liabilities by segments		679,954,783		725,408,198		718,354,229
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues		87,189,642		77,920,910		84,173,980
Intersegment revenues		15,237,420		13,668,264		11,863,364
Total revenues		102,427,062		91,589,174		96,037,344
Depreciation and amortization		12,740,332		13,341,479		16,346,927
Operating income (loss)		21,100,316		11,204,433		9,731,852
Interest income		758,126		1,479,021		1,839,973
Interest expense		1,385,103		1,306,867		1,439,785
Income tax		2,496,010		577,178		1,528,229
Equity interest in net income (loss) of associated companies		44,525		23,955		46,789
Net profit (loss) attributable to equity holders of the parent		4,594,450		(1,085,038)		(1,705,068)
Assets by segment		195,869,232		203,081,314		201,283,526
Plant, property and equipment, net		118,056,718		110,751,083		106,869,482
Goodwill		215,381		215,381		215,381
Trademarks, net		149,865		181,094		212,324
Licenses and rights, net		129,233		100,623		452,504
Investments in associated companies		522,403		613,449		610,807
Liabilities by segments		176,177,522		193,840,756		175,774,964
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues		148,729,232		163,865,421		177,596,077
Intersegment revenues		4,044,386		4,207,466		4,182,248
Total revenues		152,773,618		168,072,887		181,778,325
Depreciation and amortization		40,342,871		41,795,397		39,424,474
Operating income (loss)		21,867,457		25,203,504		28,846,565
Interest income		2,104,574		2,904,430		3,155,681
Interest expense		15,875,138		17,976,227		19,021,965
Income tax		(9,603,701)		(4,442,598)		4,251,116
Equity interest in net income (loss) of associated companies		4,575		(2,972)		(1,538)
Net profit (loss) attributable to equity holders of the parent		14,185,905		4,963,424		5,618,095
Assets by segment		407,458,440		386,982,711		382,561,753
Plant, property and equipment, net		153,607,199		145,307,497		174,761,167
Revalued of assets		33,004,669		36,076,207
Goodwill		15,335,322		16,048,092		25,379,805
Trademarks, net						37,207
Licenses and rights, net		39,620,009		26,171,345		29,324,718
Investments in associated companies		65,699		64,125		111,073
Liabilities by segments		273,655,967		263,989,566		297,877,328
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues		62,030,033		55,484,744		54,230,682
Intersegment revenues		329,000		1,220,100		11,041,705
Total revenues		62,359,033		56,704,844		65,272,387
Depreciation and amortization		14,996,243		13,095,004		13,847,506
Operating income (loss)		2,144,825		1,877,079		4,007,614
Interest income		821,594		980,581		896,256
Interest expense		2,987,751		3,334,966		3,849,318
Income tax		(3,795,160)		992,831		2,022,336
Equity interest in net income (loss) of associated companies		(19,073)		(15,422)		(23,424)
Net profit (loss) attributable to equity holders of the parent		415,994		1,456,062		(6,984)
Assets by segment		135,862,040		118,266,380		132,722,497
Plant, property and equipment, net		64,864,986		62,157,797		60,537,650
Revalued of assets		6,159,077		7,494,408
Goodwill		5,191,841		5,436,675		5,241,305
Licenses and rights, net		13,791,003		12,099,873		12,103,980
Investments in associated companies		(34,401)		(20,970)		(7,806)
Liabilities by segments		72,702,285		61,786,265		103,330,525
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues		79,312,071		77,282,658		74,274,684
Intersegment revenues		360,638		352,694		361,386
Total revenues		79,672,709		77,635,352		74,636,070
Depreciation and amortization		15,067,211		14,413,760		13,439,489
Operating income (loss)		15,165,356		15,111,947		15,324,977
Interest income		431,314		822,447		1,306,571
Interest expense		2,240,707		2,586,708		2,952,123
Income tax		3,112,946		2,078,789		5,405,452
Net profit (loss) attributable to equity holders of the parent		5,959,563		16,579,303		9,571,046
Assets by segment		133,232,525		132,210,369		115,851,227
Plant, property and equipment, net		48,888,907		48,876,853		50,133,642
Revalued of assets		10,266,464		12,893,284
Goodwill		11,685,585		12,253,743		12,124,685
Licenses and rights, net		11,384,533		12,363,039		5,530,422
Investments in associated companies		351		395		391
Liabilities by segments		65,631,866		63,610,642		55,576,253
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues		52,888,323		53,846,358		55,440,675
Intersegment revenues		73,828		88,305		92,249
Total revenues		52,962,151		53,934,663		55,532,924
Depreciation and amortization		11,211,523		11,447,356		10,256,129
Operating income (loss)		7,457,802		8,698,645		8,023,002
Interest income		833,540		1,049,261		1,283,788
Interest expense		1,213,421		2,223,478		2,422,887
Income tax		2,375,281		3,115,693		1,681,159
Net profit (loss) attributable to equity holders of the parent		4,180,473		4,649,047		(2,604,646)
Assets by segment		95,719,937		101,717,708		94,021,632
Plant, property and equipment, net		34,395,339		36,102,261		39,068,450
Revalued of assets		8,389,460		9,500,708
Goodwill		4,688,154		4,866,363		4,895,331
Licenses and rights, net		5,502,139		6,870,531		8,064,487
Liabilities by segments		44,676,727		53,379,366		55,463,339
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues		48,468,386		48,073,436		46,602,036
Intersegment revenues		98,530		121,580		132,061
Total revenues		48,566,916		48,195,016		46,734,097
Depreciation and amortization		11,962,486		14,355,899		11,045,817
Operating income (loss)		8,216,945		4,004,501		5,712,068
Interest income		269,379		1,130,767		532,046
Interest expense		1,219,061		1,559,917		1,406,720
Income tax		2,945,700		1,518,953		2,355,380
Equity interest in net income (loss) of associated companies						(28,795)
Net profit (loss) attributable to equity holders of the parent		4,099,930		1,919,558		2,335,963
Assets by segment		101,725,955		88,690,683		77,355,732
Plant, property and equipment, net		42,407,727		37,855,227		38,934,747
Revalued of assets		9,113,632		7,059,247
Goodwill		6,002,380		6,345,659		7,289,748
Licenses and rights, net		5,220,437		5,427,857		4,390,547
Investments in associated companies		26,348		25,413		25,603
Liabilities by segments		42,823,861		34,252,511		37,993,180
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues		37,858,979		37,182,842		34,580,822
Intersegment revenues		2,069,648		1,440,983		1,136,879
Total revenues		39,928,627		38,623,825		35,717,701
Depreciation and amortization		6,987,129		7,094,331		6,322,648
Operating income (loss)		8,661,475		6,701,086		5,741,368
Interest income		701,785		1,105,420		1,478,560
Interest expense		1,066,733		1,658,619		1,435,862
Income tax		2,171,594		2,524,214		719,774
Net profit (loss) attributable to equity holders of the parent		5,151,166		3,294,111		4,312,630
Assets by segment		102,949,901		109,914,293		100,694,650
Plant, property and equipment, net		41,601,009		39,128,447		38,223,641
Revalued of assets		2,564,149		2,572,504
Goodwill		14,186,723		14,186,723		14,186,723
Trademarks, net		229,000		219,087		227,156
Licenses and rights, net		10,847,685		8,616,880		7,942,670
Liabilities by segments		53,885,848		60,839,340		54,276,868
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues		113,838,486		111,472,191		98,420,289
Total revenues		113,838,486		111,472,191		98,420,289
Depreciation and amortization		27,469,463		25,593,204		24,975,146
Operating income (loss)		13,421,147		13,159,865		8,687,862
Interest income		116,031		90,746		115,359
Interest expense		2,414,415		2,546,255		2,220,168
Income tax		3,438,161		2,234,065		1,946,255
Equity interest in net income (loss) of associated companies		(1,757)		(288,747)		(6,909)
Net profit (loss) attributable to equity holders of the parent		8,313,018		7,777,426		5,051,145
Assets by segment		210,944,575		239,583,759		191,744,924
Plant, property and equipment, net		79,764,422		82,595,077		75,707,738
Revalued of assets		28,675,224		31,556,270
Goodwill		52,307,190		53,388,139		52,950,325
Trademarks, net		2,822,625		2,981,089		2,595,596
Licenses and rights, net		25,709,849		27,963,250		25,951,335
Liabilities by segments		134,357,142		138,747,621		124,319,541
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues		(40,254,915)		(38,762,917)		(40,485,907)
Total revenues		(40,254,915)		(38,762,917)		(40,485,907)
Depreciation and amortization		(3,948,183)		(3,202,788)		(2,881,971)
Operating income (loss)		(9,686,654)		(11,309,206)		(9,971,433)
Interest income		(17,065,758)		(25,823,043)		(28,037,017)
Interest expense		(16,963,658)		(25,467,747)		(27,810,532)
Income tax		1,548		4,282		3,843
Net profit (loss) attributable to equity holders of the parent		(10,383,143)		3,684,805		2,559,763
Assets by segment		(693,615,163)		(737,878,785)		(710,311,225)
Plant, property and equipment, net		(983,169)		(876,229)		(888,361)
Investments in associated companies		(2,253,198)		1,095,703		(1,828,198)
Liabilities by segments		$ (308,257,878)		$ (319,064,971)		$ (349,497,251)

[1]	Restated for discontinued operations.